Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities Held to Maturity and Available for Sale

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2012					2011
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary (e)	Other (f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary (e)	Other (f)	Fair Value
Held-to-maturity (a)
U.S. Treasury and agencies	$3,154	$27	$–	$–	$3,181	$2,560	$35	$–	$–	$2,595
Mortgage-backed securities
Residential
Agency	31,064	545	–	(6)	31,603	16,085	333	–	(3)	16,415
Non-agency non-prime (d)	1	–	–	–	1	2	–	–	–	2
Commercial non-agency	2	–	–	–	2	4	–	–	(2)	2
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	7	15	–	–	22	52	13	–	(2)	63
Other	19	2	(3)	(1)	17	23	1	(6)	(1)	17
Obligations of state and political subdivisions	20	1	–	–	21	23	1	–	(1)	23
Obligations of foreign governments	7	–	–	–	7	7	–	–	–	7
Other debt securities	115	–	–	(17)	98	121	–	–	(29)	92
Total held-to-maturity	$34,389	$590	$(3)	$(24)	$34,952	$18,877	$383	$(6)	$(38)	$19,216
Available-for-sale (b)
U.S. Treasury and agencies	$1,211	$16	$–	$(1)	$1,226	$1,045	$13	$–	$(1)	$1,057
Mortgage-backed securities
Residential
Agency	28,754	746	–	(5)	29,495	39,337	981	–	(4)	40,314
Non-agency
Prime (c)	641	3	(16)	(4)	624	911	5	(63)	(50)	803
Non-prime (d)	372	4	(20)	(1)	355	1,047	9	(247)	(7)	802
Commercial
Agency	185	8	–	–	193	133	7	–	–	140
Non-agency	–	–	–	–	–	42	2	–	(2)	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	32	10	–	–	42	180	31	(3)	(2)	206
Other	579	14	–	(1)	592	694	16	(5)	(24)	681
Obligations of state and political subdivisions	6,059	396	–	–	6,455	6,394	167	–	(22)	6,539
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	814	2	–	(85)	731	1,000	1	–	(174)	827
Perpetual preferred securities	205	27	–	(14)	218	379	25	–	(86)	318
Other investments	182	20	–	–	202	188	15	–	(1)	202
Total available-for-sale	$39,040	$1,246	$(36)	$(111)	$40,139	$51,356	$1,272	$(318)	$(373)	$51,937

(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Investment Securities

TABLE 13	Investment Securities

	Available-for-Sale				Held-to-Maturity
At December 31, 2012 (Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)
U.S. Treasury and Agencies
Maturing in one year or less	$960	$961	.8	1.42%	$501	$503	.7	.90%
Maturing after one year through five years	95	98	1.9	1.61	1,995	2,015	1.3	1.01
Maturing after five years through ten years	155	165	7.4	3.11	598	603	9.5	1.78
Maturing after ten years	1	2	14.7	4.15	60	60	12.2	1.86
Total	$1,211	$1,226	1.8	1.65%	$3,154	$3,181	3.0	1.16%
Mortgage-Backed Securities (a)
Maturing in one year or less	$2,749	$2,762	.6	1.64%	$296	$297	.6	1.53%
Maturing after one year through five years	22,736	23,409	3.2	2.35	29,419	29,942	3.2	2.05
Maturing after five years through ten years	4,177	4,200	6.0	1.96	1,294	1,309	6.4	1.49
Maturing after ten years	290	296	12.7	1.78	58	58	10.3	1.21
Total	$29,952	$30,667	3.5	2.23%	$31,067	$31,606	3.3	2.02%
Asset-Backed Securities (a)
Maturing in one year or less	$7	$9	–	.21%	$–	$4	.2	1.26%
Maturing after one year through five years	36	46	3.4	6.31	11	10	3.3	.65
Maturing after five years through ten years	568	579	7.4	2.33	8	9	6.6	.67
Maturing after ten years	–	–	18.6	5.83	7	16	22.3	.78
Total	$611	$634	7.1	2.54%	$26	$39	9.5	.70%
Obligations of State and Political Subdivisions (b) (c)
Maturing in one year or less	$24	$24	.3	7.68%	$–	$–	.7	6.77%
Maturing after one year through five years	5,293	5,646	3.5	6.73	5	6	3.0	7.50
Maturing after five years through ten years	729	772	7.8	5.85	3	3	8.6	7.36
Maturing after ten years	13	13	17.0	16.15	12	12	14.8	5.33
Total	$6,059	$6,455	4.1	6.65%	$20	$21	10.8	6.16%
Other Debt Securities
Maturing in one year or less	$55	$55	.1	6.45%	$2	$2	.3	1.03%
Maturing after one year through five years	6	6	1.2	1.15	94	91	3.2	1.23
Maturing after five years through ten years	–	–	–	–	26	12	7.8	1.05
Maturing after ten years	759	676	22.3	2.90	–	–	–	–
Total	$820	$737	20.6	3.12%	$122	$105	4.2	1.19%
Other Investments	$387	$420	17.0	2.53%	$–	$–	–	–%
Total investment securities (d)	$39,040	$40,139	4.1	2.93%	$34,389	$34,952	3.3	1.94%

(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities anticipating future prepayments.
(b)	Information related to obligations of state and politcal subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, yield to maturity if purchased at par or a discount.
(c)	Maturity calculations for obligations of state and politicial subdivisions are based on the first optional call date for securities with a fair value above par and contractual maturity for securities with a fair value equal to or below par.
(d)	The weighted-average maturity of the available-for-sale investment securities was 5.2 years at December 31, 2011, with a corresponding weighted-average yield of 3.19 percent. The weighted-average maturity of the held-to-maturity investment securities was 3.9 years at December 31, 2011, with a corresponding weighted-average yield of 2.21 percent.
(e)	Average yields are presented on a fully-taxable equivalent basis under a tax rate of 35 percent. Yields on available-for-sale and held-to-maturity investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity. Average yield and maturity calculations exclude equity securities that have no stated yield or maturity.

	2012		2011
At December 31 (Dollars in Millions)	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
U.S. Treasury and agencies	$4,365	5.9%	$3,605	5.1%
Mortgage-backed securities	61,019	83.1	57,561	82.0
Asset-backed securities	637	.9	949	1.4
Obligations of state and political subdivisions	6,079	8.3	6,417	9.1
Other debt securities and investments	1,329	1.8	1,701	2.4
Total investment securities	$73,429	100.0%	$70,233	100.0%

Amount of Interest Income from Taxable and Non-Taxable Investment Securities

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Taxable	$1,515	$1,517	$1,292
Non-taxable	277	303	309
Total interest income from investment securities	$1,792	$1,820	$1,601

Amount of Gross Gains and Losses Realized through Sales of Available for Sale Investment Securities

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Realized gains	$158	$11	$21
Realized losses	(99)	(7)	(8)
Net realized gains (losses)	$59	$4	$13
Income tax (benefit) on net realized gains (losses)	$23	$2	$5

Accretable Balance of Structured Investment Securities and Other Investment Securities

Changes in the accretable balance for these investment securities were as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$100	$139	$292
Additions (a)	–	–	66
Disposals	(90)	–	(219	) (b)
Accretion	(11)	(17)	(29)
Other (c)	1	(22)	29
Balance at end of period	$–	$100	$139

(a)	Primarily resulted from the exchange of certain SIVs for the underlying investment securities.
(b)	Primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
(c)	Primarily represents changes in projected future cash flows related to variable rates on certain investment securities.

Summary of Other than Temporary Impairment by Investment Category

The following table summarizes other-than-temporary impairment by investment category:

	2012			2011			2010
Year Ended December 31 (Dollars in Millions)	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total
Held-to-maturity
Other asset-backed securities	$–	$–	$–	$–	$–	$–	$(2)	$–	$(2)
Total held-to-maturity	$–	$–	$–	$–	$–	$–	$(2)	$–	$(2)
Available-for-sale
Mortgage-backed securities
Non-agency residential
Prime (a)	$(12)	$(9)	$(21)	$(3)	$(5)	$(8)	$(5)	$(10)	$(15)
Non-prime (b)	(33)	21	(12)	(24)	(23)	(47)	(63)	(60)	(123)
Commercial non-agency	(1)	(1)	(2)	–	–	–	–	–	–
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	–	–	–	–	(6)	(1)	(7)
Other	(1)	1	–	(4)	3	(1)	(13)	4	(9)
Obligations of state and political subdivisions	–	–	–	(4)	–	(4)	–	–	–
Perpetual preferred securities	(27)	–	(27)	–	–	–	(1)	–	(1)
Other debt securities	–	–	–	–	–	–	(1)	1	–
Total available-for-sale	$(74)	$12	$(62)	$(35)	$(25)	$(60)	$(89)	$(66)	$(155)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Losses represent the non-credit portion of other-than-temporary impairment recorded in other comprehensive income (loss) for investment securities determined to be other-than-temporarily impaired during the period. Gains represent recoveries in the fair value of securities that have or previously had non-credit other-than-temporary impairment.

Summary of Ranges used in Valuation of Non-Agency Mortgage-Backed Securities Other than Temporarily Impaired

The following table includes the ranges for principal assumptions used for those available-for-sale non-agency mortgage-backed securities determined to be other-than-temporarily impaired:

	Prime (a)			Non-Prime (b)
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2012
Estimated lifetime prepayment rates	6%	22%	14%	3%	10%	6%
Lifetime probability of default rates	3	6	4	3	10	7
Lifetime loss severity rates	40	50	47	45	65	56
December 31, 2011
Estimated lifetime prepayment rates	4%	15%	14%	2%	11%	6%
Lifetime probability of default rates	2	9	3	1	20	5
Lifetime loss severity rates	40	50	46	8	70	52

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Changes in Credit Losses on Debt Securities Excluding Perpetual Preferred Securities

Changes in the credit losses on debt securities (excludes perpetual preferred securities) are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$298	$358	$335
Additions to Credit Losses Due to Other-than-temporary Impairments
Credit losses on securities not previously considered other-than-temporarily impaired	6	7	18
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	41	28	72
Total other-than-temporary impairment on debt securities	47	35	90
Other Changes in Credit Losses
Increases in expected cash flows	(15)	(21)	(26)
Realized losses (a)	(39)	(73)	(60)
Credit losses on security sales and securities expected to be sold	(157)	(1)	–
Other	–	–	19
Balance at end of period	$134	$298	$358

(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

Gross Unrealized Losses and Fair Value of Company's Investments with Unrealized Losses

At December 31, 2012, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2012:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$100	$–	$–	$–	$100	$–
Mortgage-backed securities
Residential agency	1,015	(6)	–	–	1,015	(6)
Commercial non-agency	–	–	2	–	2	–
Other asset-backed securities	–	–	10	(4)	10	(4)
Corporate debt securities	–	–	97	(17)	97	(17)
Total held-to-maturity	$1,115	$(6)	$109	$(21)	$1,224	$(27)
Available-for-sale
U.S. Treasury and agencies	$400	$(1)	$–	$–	$400	$(1)
Mortgage-backed securities
Residential
Agency	3,316	(5)	173	–	3,489	(5)
Non-agency (a)
Prime (b)	17	–	404	(20)	421	(20)
Non-prime (c)	–	–	284	(21)	284	(21)
Other asset-backed securities	–	–	2	(1)	2	(1)
Obligations of state and political subdivisions	48	–	12	–	60	–
Obligations of foreign governments	6	–	–	–	6	–
Corporate debt securities	5	–	586	(85)	591	(85)
Perpetual preferred securities	–	–	119	(14)	119	(14)
Other investments	2	–	3	–	5	–
Total available-for-sale	$3,794	$(6)	$1,583	$(141)	$5,377	$(147)

(a)	The Company has $41 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in the underlying collateral pool performance. Borrower defaults may increase if current economic conditions persist or worsen. Additionally, further deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(c)	Includes all securities not meeting the conditions to be designated as prime.